S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 12, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
SilverBox Capital LLC	$10,000 per month, commencing on the first date on which our securities are listed on the NYSE	Office space, administrative and shared personnel support services

SilverBox Sponsor V LLC

5,750,000 Class B Ordinary Shares, which will automatically convert into Class A ordinary shares at the time of our initial business combination, or at any time prior thereto at the option of the holder thereof, on a one-for-one basis; however, in the event additional Class A ordinary shares or equity-linked securities are issued or deemed issued in excess of the amounts issued in this offering and related to the closing of our initial business combination, such ratio will be adjusted so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of all ordinary shares outstanding upon completion of this offering plus all Class A ordinary shares issued or deemed issued or issuable upon the conversion or exercise of any equity-linked securities issued or deemed issued in connection with our initial business combination (excluding the private placement shares and any shares or equity-linked securities issued, or to be issued, to any seller in the business combination). As a result of such anti-dilution adjustments, the Class B ordinary shares held by our sponsor may convert into Class A ordinary shares on a greater than one-to-one basis

$25,000

	195,000 private placement units to be purchased simultaneously with the closing of this offering. The private placement warrants underlying the private placement units may be exercised on a cashless basis, which will result in dilution to our public shareholders as cashless exercise will not result in any cash proceeds to us.	$1,950,000

	Up to $2,500,000 in working capital loans, which loans may be convertible into units of the post-business combination entity at the price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination

SilverBox Securities LLC(1)

$25,000 (whether or not the over-allotment option is exercised), which will be paid to SilverBox Securities upon the closing of this offering, and $1,200,000 (or $1,380,000 if the underwriter’s option to purchase additional units is exercised in full), which amount shall be subject to pro-rata reduction based on the number of Class A ordinary shares redeemed by our public shareholders, which will be paid to SilverBox Securities upon the closing of our initial business combination. Joseph Reece, our Founding Partner, Jin Chun, our Chief Operating Officer, and Dan Esters, our Chief Financial Officer, are officers of SilverBox Securities, and will participate in a portion of the fees payable to SilverBox Securities. The amount of any fees allocable to such officers will be determined in the sole discretion of Mr. Reece as the sole managing member of SilverBox Securities.

Financial advisory services
(1)	We may also engage SilverBox Securities to provide financial advisory services in connection with our initial business combination. If SilverBox Securities provides services to us after this offering, we may pay SilverBox Securities fair and reasonable fees that would be determined at that time. Any fees we may pay SilverBox Securities for services rendered to us after this offering may be contingent on the completion of a business combination and may be paid in a form other than cash. In the event SilverBox Securities provides any such services after this offering, SilverBox Securities would have a conflict of interest as a portion of its compensation from this offering is dependent on completion of our initial business combination.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	arrangement, or understanding between our sponsor and us or any of our officers and directors with respect to determining whether to proceed with a business combination.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

Our sponsor owns an aggregate of 5,750,000 founder shares. The following table presents the number of shares and percentage of our ordinary shares owned by our initial shareholders before and after this offering. The post-offering numbers and percentages presented assume that the underwriter does not exercise their over-allotment option, that our sponsor forfeits 750,000 founder shares, and that there are 20,000,000 ordinary shares issued and outstanding after this offering.

	Before Offering		After Offering
		Approximate		Approximate
	Number of	Percentage of	Number of	Percentage of
	Shares	Outstanding	Shares	Outstanding
	Beneficially	ordinary	Beneficially	ordinary
Name and Address of Beneficial Owner(1)	Owned(2)	shares	Owned(2)	shares
SilverBox Sponsor V LLC(3)	5,750,000	100.0%	5,195,000	20.6%
Stephen Kadenacy(3)	5,750,000	100.0%	5,195,000	20.6%
Joseph Reece(3)	5,750,000	100.0%	5,195,000	20.6%
Duncan Murdoch	—	—	—	—
Jin Chun	—	—	—	—
Patrick Wilson	—	—	—	—
Daniel E. Esters	—	—	—	—
David Lee	—	—	—	—
Arik Prawer	—	—	—	—
All executive officers and directors as a group (8 individuals)	5,750,000	100.0%	5,195,000	20.6%
*	Less than 1%
(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o SilverBox Corp V, 8701 Bee Cave Road, East Building, Suite 310, Austin TX 78746.
(2)	Interests shown consist of 5,750,000 Class B ordinary shares which are referred to herein as founder shares. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination or at any time prior thereto at the option of the holder thereof, on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.” This number assumes that the underwriter’s over-allotment option is not exercised and that the Sponsor forfeits 750,000 Class B ordinary shares and acquires 195,000 private placement units.
(3)	SilverBox Sponsor V LLC is the record holder of the shares reported herein. Mr. Kadenacy, our Chief Executive Officer, and Mr. Reece, our Founding Partner, are each the co-managing member of Boxwood Holdings V LLC, the managing member of SilverBox Sponsor V LLC. As such, they may be deemed to have or share beneficial ownership of the Class B ordinary shares held directly by SilverBox Sponsor V LLC. Such person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination, regardless of whether they abstain, vote for, or vote against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to public shareholders who properly redeem their public shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. The redemption right will include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our initial shareholders, officers and directors will enter into a letter agreement with us, pursuant to which they will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Individual(1)	Entity	Entity’s Business	Affiliation
Joseph E. Reece	SilverBox Capital LLC	Investments and SPAC Sponsorship	Co-Managing Partner
	SilverBox Securities LLC	Financial advisory	Chief Executive Officer
	Compass Minerals International Inc.	Production of Minerals	Non-Executive Chairman
	SilverBox Corp IV	SPAC	Founding Partner
	NCR Atleos Corp	Enterprise Technology	Chairman

Stephen M. Kadenacy	BRC, Inc.	Branded Coffee	Director
	SilverBox Capital LLC	Investments and SPAC Sponsorship	Co-Managing Partner
	Centerline Logistics Corp.	Energy Transportation	Chairman
	SilverBox Corp IV	SPAC	Chairman and Chief Executive

Duncan Murdoch	SilverBox Capital LLC	Investments and SPAC Sponsorship	Chief Investment Officer
	SilverBox Corp IV	SPAC	Chief Investment Officer
	Bearing Advisors LLC	Advisory Services	Director

Jin Chun	SilverBox Capital LLC	Investments and SPAC	Partner
	SilverBox Corp IV	SPAC	Chief Operating Officer
	SilverBox Securities LLC	Financial Advisory	Chief Operating Officer

Patrick Wilson	SilverBox Capital LLC	Investments and SPAC Sponsorship	Partner

Daniel E. Esters	SilverBox Capital LLC	Investments and SPAC Sponsorship	Chief Financial Officer
	SilverBox Corp IV	SPAC	Chief Financial Officer
	SilverBox Securities LLC	Financial Advisory	Chief Financial Officer

David Lee	SilverBox Capital LLC	Investments and SPAC Sponsorship	General Counsel
	SilverBox Corp IV	SPAC	General Counsel

Arik Prawer	Apollo Global Management	Private Equity and Investment Management	Chief Financial Officer of Affordable Housing Platform

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual(1)	Entity	Entity’s Business	Affiliation
Joseph E. Reece	SilverBox Capital LLC	Investments and SPAC Sponsorship	Co-Managing Partner
	SilverBox Securities LLC	Financial advisory	Chief Executive Officer
	Compass Minerals International Inc.	Production of Minerals	Non-Executive Chairman
	SilverBox Corp IV	SPAC	Founding Partner
	NCR Atleos Corp	Enterprise Technology	Chairman

Stephen M. Kadenacy	BRC, Inc.	Branded Coffee	Director
	SilverBox Capital LLC	Investments and SPAC Sponsorship	Co-Managing Partner
	Centerline Logistics Corp.	Energy Transportation	Chairman
	SilverBox Corp IV	SPAC	Chairman and Chief Executive

Duncan Murdoch	SilverBox Capital LLC	Investments and SPAC Sponsorship	Chief Investment Officer
	SilverBox Corp IV	SPAC	Chief Investment Officer
	Bearing Advisors LLC	Advisory Services	Director

Jin Chun	SilverBox Capital LLC	Investments and SPAC	Partner
	SilverBox Corp IV	SPAC	Chief Operating Officer
	SilverBox Securities LLC	Financial Advisory	Chief Operating Officer

Patrick Wilson	SilverBox Capital LLC	Investments and SPAC Sponsorship	Partner

Daniel E. Esters	SilverBox Capital LLC	Investments and SPAC Sponsorship	Chief Financial Officer
	SilverBox Corp IV	SPAC	Chief Financial Officer
	SilverBox Securities LLC	Financial Advisory	Chief Financial Officer

David Lee	SilverBox Capital LLC	Investments and SPAC Sponsorship	General Counsel
	SilverBox Corp IV	SPAC	General Counsel

Arik Prawer	Apollo Global Management	Private Equity and Investment Management	Chief Financial Officer of Affordable Housing Platform
(1)	Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.